Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Product Sales	$ 41,031,050	$ 38,877,698
Revenue from freight	53,539	60,628
Total revenue	41,084,589	38,938,326
Cost of revenues	25,707,893	24,133,073
Gross profit	15,376,696	14,805,253
Operating expenses
Selling, general and administrative	16,221,373	13,347,853
Research and development	791,332	716,321
Bad debt	65,763	82,192
Impairment of intangible, trademark and trade name V-Infinity	278,428	0
Total operating expenses	17,356,896	14,146,366
Income (loss) from continuing operations	(1,980,200)	658,887
Other income (expense)
Other income	95,069	53,657
Other expense	(18,567)	(38,678)
Gain on sale of technology rights	0	143,636
Earnings from equity investment	59,623	41,472
Interest expense - amortization of debt offering costs and debt discount	(73,333)	(334,747)
Interest expense	(575,199)	(918,189)
Total other income (expense), net	(512,407)	(1,052,849)
Loss from continuing operations before taxes	(2,492,607)	(393,962)
Provision for taxes	33,714	29,810
Consolidated loss from continuing operations	(2,526,321)	(423,772)
Income (loss) from discontinued operations
(Loss) from discontinued operations	0	(160,153)
Gain on divestment of Comex Electronics	0	603,034
Net income from discontinued operations	0	442,881
Consolidated Net income (loss)	(2,526,321)	19,109
Less: Net income from discontinued operations - noncontrolling interest	0	67,872
Net (loss) allocable to common stockholders	$ (2,526,321)	$ (48,763)
Basic and diluted (loss) per common share from continuing operations	$ (0.25)	$ (0.06)
Basic and diluted income per common share from discontinued operations - attributable to CUI Global, Inc.	$ 0	$ 0.05
Basic and diluted (loss) per common share	$ (0.25)	$ (0.01)
Basic weighted average common and common equivalents shares outstanding	10,175,989	7,249,180